VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 67,114,378	$ 9,255,496	¥ 83,777,571		¥ 47,938,575
Operating expenses	88,199,718	12,163,297	101,738,154		68,793,976
Net loss	59,167,301	8,159,544	(95,586,795)		22,832,734
VIE
Variable Interest Entity [Line Items]
Revenue	67,114,378	9,255,496	83,777,571	$ 12,508,368	47,817,378
Operating expenses	35,547,439	4,902,216	35,725,237	5,333,938	36,704,840
Net loss	¥ 26,349,629	$ 3,633,780	¥ 18,180,305	$ 2,714,401	¥ 29,407,210